Segment Information and Geographic Data (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 item	Dec. 31, 2021 item segment
Segment Information and Geographic Data
Number of operating segments | segment		2
Number of self-service kiosks where consumers can rent or purchase new-release DVDs and Blu-ray DiscsTM	38,000	38,000
Number of linear channels	145	130